Operating Leases - Supplemental lease term and discount rate information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Weighted-average remaining lease terms - operating leases	1 year 8 months 12 days	2 years 8 months 12 days
Weighted-average discount rate - operating leases	12.60%	12.60%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 189,374	$ 187,739